Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Sep. 30, 2024		Mar. 31, 2024		Mar. 31, 2023
Current assets:
Cash and cash equivalents (Refer Note 33- VIE)		$ 614,206		$ 1,496,144		$ 3,686,741
Accounts receivable, net of allowance for doubtful accounts (Refer Note 33- VIE)		102,658		194,197		255,175
Balances with government authorities		350,971		427,702		3,962,822
Short term investments				298,495
Short term investments with related parties						166,540
Prepaid expenses (Refer Note 33- VIE)		564,626		1,445,336		909,828
Other current assets (Refer Note 33- VIE)		384,280		523,746		1,150,209
Other current assets with related parties				44,168		19,682
Assets held for sale		623,046		629,908		923,176
Total current assets		2,639,787		5,059,696		11,074,173
Property and equipment, net		1,262,713		1,558,980		2,728,523
Operating lease right-of-use assets		1,137,906		1,290,608		1,694,201
Intangible assets, net		8,605		18,393		33,412
Long term investments (Refer Note 33- VIE)		25,553		91,947		158,455
Long term investments with related parties						95,577
Balances with government authorities, (Refer Note 33- VIE)		4,083		18,126		248,321
Prepaid expenses (Refer Note 33- VIE)		291,786		326,109
Other non-current assets		819,003		808,739		425,669
Total assets		6,189,436		9,172,598		16,458,331
Current liabilities:
Accounts payable (Refer Note 33- VIE)		15,750,725	[1]	14,279,152	[1]	6,547,978
Current portion of long-term debt		3,663,830		5,049,483		1,415,861
Current portion of long-term debt from related parties						1,054,887
Current portion of operating lease liabilities		315,495		365,542		466,669
Current portion of finance lease liabilities		5,989,040		5,738,239		1,257,423
Contract Liabilities (Refer Note 33- VIE)		589,681		716,091		786,572
Current portion of pension and other employee obligations (Refer Note 33- VIE)		146,304		183,655		146,006
Redeemable Promissory Note		1,510,041
Unsecured Convertible Note		6,772,885
Unsecured promissory note to related parties				2,027,840
Other current liabilities (Refer Note 33- VIE)		2,765,301		2,783,618		2,933,032
Total current liabilities		37,655,737		31,296,055		14,608,428
Long-term debt, less current portion						3,039,200
Finance lease liabilities, less current portion						5,098,262
Preferred stock warrant liability						1,190,691
Convertible promissory note						10,944,727
Senior Subordinated Convertible Promissory Notes						17,422,132
Derivative financial instrument						14,373,856
Operating lease liabilities, less current portion		912,452		1,009,681		1,284,755
Pension and other employee obligations, less current portion (Refer Note 33- VIE)		380,065		491,449		438,808
Unsecured Convertible Note				10,067,601
Total liabilities		38,948,254		42,864,786		68,400,859
Commitments and contingencies (Note 35)
Redeemable non controlling interest						25,114,751
Mezzanine equity:
Preferred stock, $0.0001 par value (refer note 23)						168,974,437
Common Stock, value	[2]	76		63
Shares pending issuance		2,027,840
Additional paid-in capital		276,854,023		272,063,258
Accumulated deficit		(313,435,055)		(307,551,501)		(270,002,280)
Accumulated other comprehensive income		1,794,298		1,795,992		1,827,999
Stockholders’ deficit:
Common Stock, value	[2]	76		63
Shares pending issuance		2,027,840
Additional paid-in capital		276,854,023		272,063,258
Accumulated deficit		(313,435,055)		(307,551,501)		(270,002,280)
Accumulated other comprehensive income		1,794,298		1,795,992		1,827,999
Total stockholders’ deficit		(32,758,818)		(33,692,188)		(246,031,716)
Total liabilities and stockholders’ deficit		6,189,436		9,172,598		16,458,331
Related Party
Current assets:
Short term investments						166,540
Other current assets with related parties				44,168
Current liabilities:
Accounts payable towards related parties		$ 152,435		152,435
Previously Reported
Mezzanine equity:
Common Stock, value	[2]			63		0
Additional paid-in capital				272,063,258		22,142,565
Stockholders’ deficit:
Common Stock, value	[2]			63		0
Additional paid-in capital				272,063,258		22,142,565
Total stockholders’ deficit				$ (33,692,188)		$ (246,031,716)

[1]	The Company carried out negotiations with its vendors which resulted in a short-term deferral in payments or/and reduction in outstanding liability. The Company has accounted for this transaction as troubled debt restructuring under ASC 470-60 (Refer Note 5), resulting in net gain amounting to $236,447 during the three months ended September 30, 2024.
[2]	Prior period numbers have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-100 that became effective October 21, 2024. (Refer Note 4)